Going Concern, Subsequent Events (Details) $ / shares in Units, $ in Thousands													1 Months Ended		2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Mar. 24, 2021 shares	Mar. 05, 2021 USD ($)	Feb. 19, 2021 USD ($) $ / shares shares	Dec. 31, 2020	Sep. 01, 2020 USD ($) shares	Aug. 20, 2020 USD ($)	May 07, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($) $ / shares shares	Apr. 22, 2020 USD ($) $ / shares shares	Apr. 14, 2020 USD ($) $ / shares shares	Apr. 02, 2020 USD ($)	May 13, 2019 USD ($)	Feb. 28, 2021 USD ($)	Oct. 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($) Agreement Vessel	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Mar. 24, 2019	Aug. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 27, 2019	Dec. 31, 2020 USD ($)	Dec. 28, 2020	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	May 31, 2020
Going Concern [Abstract]
Issuance of common stock (in shares) | shares					2,582,142		2,709,375	2,684,375	3,171,875	3,125,000				2,000,000						2,263,421				1,129,226
Share price (in dollars per share) | $ / shares							$ 1.92	$ 1.92	$ 1.92	$ 2.16
Gross proceeds					$ 1,782	$ 25,000	$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899	$ 14,293		$ 20					$ 73,750	$ 4,100		$ 73,750		$ 13,225	$ 0
Net proceeds												$ 12,647							$ 71,835
Prepayment of principal amount																						$ 52,514		$ 17,598	$ 68,468
Subsequent Event [Member]
Going Concern [Abstract]
Issuance of common stock (in shares) | shares	955,730		44,150,000
Share price (in dollars per share) | $ / shares			$ 1.70
Gross proceeds			$ 75,055
Net proceeds			$ 69,971
Prepayment of principal amount													$ 12,000
Number of agreements for purchase of vessels | Agreement															4
Number of vessels purchased | Vessel															4
Gross purchase price															$ 100,585
UniCredit Bank Loan Facility [Member]
Going Concern [Abstract]
Frequency of periodic payment																						Quarterly
Installment payment																$ 1,200	$ 1,550
Margin on variable rate				3.50%														3.20%			4.20%		3.20%
Maturity date																						Dec. 29, 2022
New ATB Loan Facility [Member]
Going Concern [Abstract]
Leverage Ratio				0.85												0.85				0.85		0.85				0.75
Minimum required security cover until June 30, 2021 (inclusive)				140.00%												140.00%				140.00%		140.00%
Minimum required security cover until December 31, 2021 (inclusive)				145.00%												145.00%				145.00%		145.00%
Minimum required security cover thereafter and until maturity of loan on November 26, 2022				150.00%												150.00%				150.00%		150.00%
Maturity date																						Nov. 26, 2022
Amended and Restated Entrust Loan Facility [Member]
Going Concern [Abstract]
Maturity date																						Jul. 31, 2025
Amended and Restated Entrust Loan Facility [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Prepayment of principal amount		$ 21,600